RELATED PARTY TRANSACTIONS (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017
Services fees		$ 1,888	$ 880	$ 597
Other revenue		1,374	1,016	61
Purchase of equipment		1,068	947	0
Disposal gain	[1]	$ 760	$ 3,044	$ 0

[1]	As disclosed in Note 9.(1), the Group sold part of equity interest in Babytree to a related party and recognized $3,804 disposal gain.